Shareholder Report	6 Months Ended
Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Gabelli SRI Fund, Inc.
Entity Central Index Key	0001391839
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000048071
Shareholder Report [Line Items]
Fund Name	The Gabelli SRI Fund, Inc.
Class Name	Class AAA
Trading Symbol	SRIGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gabelli SRI Fund, Inc. (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.gabelli.com/funds/open_ends. You can also request this information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com/funds/open_ends
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli SRI Fund, Inc. - Class AAA	$46	0.90%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.90%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli SRI Fund, Inc. - Class AAA	S&P 500 Index	MSCI ACWI SRI Index
9/14	10,000	10,000	10,000
9/15	10,110	9,939	9,382
9/16	11,474	11,473	10,709
9/17	11,727	13,608	12,614
9/18	11,869	16,045	14,189
9/19	12,605	16,727	14,863
9/20	15,789	19,261	17,305
9/21	16,887	25,039	22,166
9/22	13,381	21,165	17,618
9/23	13,005	25,741	21,488
9/24	16,398	35,098	28,104

Average Annual Return [Table Text Block]
	6 months	1 Year	5 Year	10 Year
The Gabelli SRI Fund, Inc. - Class AAA	5.95%	26.09%	8.58%	7.00%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
MSCI ACWI SRI Index	9.89%	30.79%	13.57%	10.88%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 24,442,488
Holdings Count | Holding	139
Advisory Fees Paid, Amount	$ (42,053)
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$24,442,488 Number of Portfolio Holdings139 Portfolio Turnover Rate15% Management Fees$(42,053)
Holdings [Text Block]

Top 10 Holdings (% of net assets)

Xylem Inc.	3.5%
NextEra Energy Inc.	3.3%
Nestlé SA	3.2%
Sony Group Corp.	2.8%
CNH Industrial NV	2.7%
S&P Global Inc.	2.5%
Spectrum Brands Holdings Inc.	2.4%
BellRing Brands Inc.	2.2%
ABB Ltd.	2.1%
American Express Co.	2.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com/funds/open_ends
C000048073
Shareholder Report [Line Items]
Fund Name	The Gabelli SRI Fund, Inc.
Class Name	Class C
Trading Symbol	SRICX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gabelli SRI Fund, Inc. (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.gabelli.com/funds/open_ends. You can also request this information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com/funds/open_ends
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli SRI Fund, Inc. - Class C	$46	0.90%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.90%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli SRI Fund, Inc. - Class C	The Gabelli SRI Fund, Inc. - Class C (includes sales charge)	S&P 500 Index	MSCI ACWI SRI Index
9/14	10,000	10,000	10,000	10,000
9/15	9,285	9,192	9,939	9,382
9/16	9,967	9,776	11,473	10,709
9/17	10,150	9,857	13,608	12,614
9/18	10,195	9,802	16,045	14,189
9/19	10,784	10,270	16,727	14,863
9/20	13,514	12,768	19,261	17,305
9/21	14,449	13,524	25,039	22,166
9/22	11,445	10,847	21,165	17,618
9/23	11,120	10,648	25,741	21,488
9/24	14,025	13,322	35,098	28,104

Average Annual Return [Table Text Block]
	6 months	1 Year	5 Year	10 Year
The Gabelli SRI Fund, Inc. - Class C	5.98%	26.12%	8.56%	6.59%
The Gabelli SRI Fund, Inc. - Class C (includes sales charge)	4.98%	25.12%	8.56%	6.59%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
MSCI ACWI SRI Index	9.89%	30.79%	13.57%	10.88%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 24,442,488
Holdings Count | Holding	139
Advisory Fees Paid, Amount	$ (42,053)
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$24,442,488 Number of Portfolio Holdings139 Portfolio Turnover Rate15% Management Fees$(42,053)
Holdings [Text Block]

Top 10 Holdings (% of net assets)

Xylem Inc.	3.5%
NextEra Energy Inc.	3.3%
Nestlé SA	3.2%
Sony Group Corp.	2.8%
CNH Industrial NV	2.7%
S&P Global Inc.	2.5%
Spectrum Brands Holdings Inc.	2.4%
BellRing Brands Inc.	2.2%
ABB Ltd.	2.1%
American Express Co.	2.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com/funds/open_ends
C000048074
Shareholder Report [Line Items]
Fund Name	The Gabelli SRI Fund, Inc.
Class Name	Class I
Trading Symbol	SRIDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gabelli SRI Fund, Inc. (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.gabelli.com/funds/open_ends. You can also request this information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com/funds/open_ends
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli SRI Fund, Inc. - Class I	$46	0.90%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.90%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli SRI Fund, Inc. - Class I	S&P 500 Index	MSCI ACWI SRI Index
9/14	10,000	10,000	10,000
9/15	9,330	9,939	9,382
9/16	10,069	11,473	10,709
9/17	10,307	13,608	12,614
9/18	10,462	16,045	14,189
9/19	11,124	16,727	14,863
9/20	13,942	19,261	17,305
9/21	14,908	25,039	22,166
9/22	11,812	21,165	17,618
9/23	11,473	25,741	21,488
9/24	14,471	35,098	28,104

Average Annual Return [Table Text Block]
	6 months	1 Year	5 Year	10 Year
The Gabelli SRI Fund, Inc. - Class I	5.95%	26.13%	8.59%	7.14%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
MSCI ACWI SRI Index	9.89%	30.79%	13.57%	10.88%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 24,442,488
Holdings Count | Holding	139
Advisory Fees Paid, Amount	$ (42,053)
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$24,442,488 Number of Portfolio Holdings139 Portfolio Turnover Rate15% Management Fees$(42,053)
Holdings [Text Block]

Top 10 Holdings (% of net assets)

Xylem Inc.	3.5%
NextEra Energy Inc.	3.3%
Nestlé SA	3.2%
Sony Group Corp.	2.8%
CNH Industrial NV	2.7%
S&P Global Inc.	2.5%
Spectrum Brands Holdings Inc.	2.4%
BellRing Brands Inc.	2.2%
ABB Ltd.	2.1%
American Express Co.	2.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com/funds/open_ends
C000048072
Shareholder Report [Line Items]
Fund Name	The Gabelli SRI Fund, Inc.
Class Name	Class A
Trading Symbol	SRIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gabelli SRI Fund, Inc. (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.gabelli.com/funds/open_ends. You can also request this information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com/funds/open_ends
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli SRI Fund, Inc. - Class A	$46	0.90%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.90%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli SRI Fund, Inc. - Class A	The Gabelli SRI Fund, Inc. - Class A (includes sales charge)	S&P 500 Index	MSCI ACWI SRI Index
9/14	10,000	10,000	10,000	10,000
9/15	10,110	9,528	9,939	9,382
9/16	10,888	9,672	11,473	10,709
9/17	11,137	9,324	13,608	12,614
9/18	11,271	8,894	16,045	14,189
9/19	11,962	8,897	16,727	14,863
9/20	14,988	10,505	19,261	17,305
9/21	16,031	10,590	25,039	22,166
9/22	12,698	7,906	21,165	17,618
9/23	12,331	7,235	25,741	21,488
9/24	15,554	8,602	35,098	28,104

Average Annual Return [Table Text Block]
	6 months	1 Year	5 Year	10 Year
The Gabelli SRI Fund, Inc. - Class A	5.96%	26.14%	8.59%	7.00%
The Gabelli SRI Fund, Inc. - Class A (includes sales charge)	(0.14)%	18.89%	7.31%	6.37%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
MSCI ACWI SRI Index	9.89%	30.79%	13.57%	10.88%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 24,442,488
Holdings Count | Holding	139
Advisory Fees Paid, Amount	$ (42,053)
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$24,442,488 Number of Portfolio Holdings139 Portfolio Turnover Rate15% Management Fees$(42,053)
Holdings [Text Block]

Top 10 Holdings (% of net assets)

Xylem Inc.	3.5%
NextEra Energy Inc.	3.3%
Nestlé SA	3.2%
Sony Group Corp.	2.8%
CNH Industrial NV	2.7%
S&P Global Inc.	2.5%
Spectrum Brands Holdings Inc.	2.4%
BellRing Brands Inc.	2.2%
ABB Ltd.	2.1%
American Express Co.	2.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com/funds/open_ends